Fair Values of off-Balance Sheet Financial Instruments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 39,251,925	$ 30,876,724	$ 23,180,953
Available-for-sale securities	244,050,671	214,392,682
Securities held-to-maturity	8,438,435	8,470,103
Other securities	5,533,850	3,437,750
Loans, net	577,574,000	408,970,000
Bank-owned life insurance	6,593,000	6,441,000
Liabilities:
Noninterest-bearing deposits	173,793,894	109,624,640
Interest-bearing deposits	606,177,141	487,001,945
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	52,000,000	36,770,773
Quoted Prices (Level 1)
Assets:
Cash and cash equivalents	39,252,000	30,877,000
Available-for-sale securities	972,000	970,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	0	0
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	0	0
FHLB and other borrowings	0	0
Significant Other Observable Inputs (Level 2)
Assets:
Cash and cash equivalents	0	0
Available-for-sale securities	240,281,000	210,755,000
Securities held-to-maturity	9,624,000	7,055,000
Other securities	5,534,000	3,438,000
Loans, net	0	0
Bank-owned life insurance	6,593,000	6,441,000
Liabilities:
Noninterest-bearing deposits	144,624,000	109,625,000
Interest-bearing deposits	634,907,000	487,599,000
Subordinated debentures	0	0
FHLB and other borrowings	52,000,000	36,771,000
Fair Value Inputs Level 3 [Member]
Assets:
Cash and cash equivalents	0	0
Available-for-sale securities	2,798,000	2,668,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	590,866,000	422,029,000
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	39,252,000	30,877,000
Available-for-sale securities	244,051,000	214,393,000
Securities held-to-maturity	9,624,000	7,055,000
Other securities	5,534,000	3,438,000
Loans, net	590,866,000	422,029,000
Bank-owned life insurance	6,593,000	6,441,000
Liabilities:
Noninterest-bearing deposits	144,624,000	109,625,000
Interest-bearing deposits	634,907,000	487,599,000
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	$ 52,000,000	$ 36,771,000